Note 14 - Debt (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2021
Statement Line Items [Line Items]
Total borrowings		$ 0
The corporate facility [member]
Statement Line Items [Line Items]
Credit Facility, Maximum Borrowing Capacity	$ 400,000
Borrowings, maturity period (Year)	4 years
Total borrowings	$ 0
The corporate facility [member] | Bottom of range [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	2.25%
The corporate facility [member] | Top of range [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	3.25%